FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative assets [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	£ 5	£ 1,056
Exchange and other adjustments		7
Losses (gains) recognised in the income statement within other income		(84)
(Sales) redemptions		(974)
Transfers out of the level 3 portfolio	(5)
Ending Balance		5
Derivative assets [member] | The Group [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income		(424)
Derivative assets [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	5	636
Exchange and other adjustments		3
Losses (gains) recognised in the income statement within other income		(70)
(Sales) redemptions		(564)
Transfers out of the level 3 portfolio	(5)
Ending Balance		5
Derivative assets [member] | The Bank [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income		(402)
Derivative liabilities [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(8)	(804)
Exchange and other adjustments		(5)
Losses (gains) recognised in the income statement within other income		49
(Sales) redemptions	47	752
Transfers into the level 3 portfolio	(344)
	8
Ending Balance	(297)	(8)
Derivative liabilities [member] | The Group [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income		82
Derivative liabilities [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Beginning Balance	(8)	(750)
Exchange and other adjustments		(4)
Losses (gains) recognised in the income statement within other income		43
(Sales) redemptions		703
	£ 8
Ending Balance		(8)
Derivative liabilities [member] | The Bank [member] | Change In Fair Value Of Assets Or Liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income		£ 57